Average Annual Total Returns{- Health Care Portfolio} - 02.28 VIP Sector Funds Investor Combo PRO-21 - Health Care Portfolio	VIP Health Care Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Health Care Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Health Care Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1513 Past 1 year	F1513 Past 5 years	F1513 Past 10 years
Total	11.66%	18.56%	18.73%	28.71%	18.47%	16.55%	20.61%	17.81%	17.53%